STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Automobiles & Components - .7%
Aptiv PLC	4,059	[a]	336,248
BorgWarner, Inc.	9,390		316,349
Gentex Corp.	89,814		2,731,244
Harley-Davidson, Inc.	62,653	[b]	1,878,963
Lear Corp.	8,508		1,137,945
Mobileye Global, Inc., Cl. A	63,636	[a,b]	2,612,258
Phinia, Inc.	1,878		47,889
Rivian Automotive, Inc., Cl. A	25,340	[a,b]	424,698
Thor Industries, Inc.	7,630		755,904
			10,241,498
Banks - 1.6%
Columbia Banking System, Inc.	3,160		70,879
Comerica, Inc.	1,175		53,134
Cullen/Frost Bankers, Inc.	4,574		449,578
East West Bancorp, Inc.	40,998		2,579,594
F.N.B. Corp.	43,090		516,649
Fifth Third Bancorp	139,080		4,026,366
First Citizens Bancshares, Inc., Cl. A	37		54,312
First Horizon Corp.	4,920		62,927
Huntington Bancshares, Inc.	295,654		3,329,064
KeyCorp	10,532		130,491
M&T Bank Corp.	3,655		468,461
NU Holdings Ltd., Cl. A	72,990	[a]	594,139
Popular, Inc.	70,321		5,188,987
Regions Financial Corp.	103,060		1,719,041
Synovus Financial Corp.	29,000		892,910
U.S. Bancorp	31,121		1,186,333
Webster Financial Corp.	23,827		1,068,641
Wintrust Financial Corp.	8,355		715,773
Zions Bancorp NA	16,875	[b]	601,256
			23,708,535
Capital Goods - 10.5%
Advanced Drainage Systems, Inc.	52,961		6,414,107
AECOM	17,410		1,547,053
Air Lease Corp.	5,575		216,254
Allegion PLC	29,999		3,182,594
AMETEK, Inc.	66,582		10,335,524
Atkore, Inc.	6,157	[a]	799,794
Axon Enterprise, Inc.	57,518	[a]	13,221,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Capital Goods - 10.5% (continued)
Builders FirstSource, Inc.	7,477	[a]	1,002,740
BWX Technologies, Inc.	28,099		2,192,565
Carrier Global Corp.	26,000		1,350,960
CNH Industrial NV	235,596	[a]	2,530,301
Cummins, Inc.	4,163		933,178
Curtiss-Wright Corp.	16,840		3,602,076
Donaldson Co., Inc.	14,855		903,778
Dover Corp.	25,981		3,667,478
Eaton Corp. PLC	5,736		1,306,030
Fastenal Co.	19,190		1,150,824
Ferguson PLC	15,726		2,694,493
Flowserve Corp.	3,645		139,458
Fortive Corp.	18,718		1,291,168
Fortune Brands Innovations, Inc.	25,492		1,744,418
Generac Holdings, Inc.	7,370	[a]	862,806
HEICO Corp., Cl. A	47,595	[a]	6,540,029
Hexcel Corp.	26,127		1,810,862
Howmet Aerospace, Inc.	83,423		4,388,050
Huntington Ingalls Industries, Inc.	18,025		4,272,285
IDEX Corp.	42,689		8,609,518
Ingersoll Rand, Inc.	24,925		1,780,393
ITT, Inc.	11,628		1,258,964
L3Harris Technologies, Inc.	8,898		1,697,827
Lincoln Electric Holdings, Inc.	5,858		1,160,235
Masco Corp.	75,309		4,559,960
MasTec, Inc.	2,525	[a]	153,116
MDU Resources Group, Inc.	8,735		167,188
Nordson Corp.	3,647	[a]	858,285
nVent Electric PLC	46,497		2,475,965
Otis Worldwide Corp.	28,124		2,412,758
Owens Corning	8,556		1,160,022
PACCAR, Inc.	26,962		2,475,651
Parker-Hannifin Corp.	20,982		9,088,983
Quanta Services, Inc.	21,865		4,117,398
Regal Rexnord Corp.	1,638		196,232
Resideo Technologies, Inc.	60,079	[a]	987,098
Rockwell Automation, Inc.	8,130		2,239,327
Snap-on, Inc.	3,450		947,680
Spirit AeroSystems Holdings, Inc., Cl. A	7,775	[a]	213,735
Stanley Black & Decker, Inc.	3,671		333,694
Sunrun, Inc.	6,815	[a,b]	87,913
Textron, Inc.	63,258		4,849,358
The Timken Company	12,925		935,770
Trane Technologies PLC	18,580		4,188,118

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Capital Goods - 10.5% (continued)
TransDigm Group, Inc.	4,030		3,880,366
United Rentals, Inc.	6,091		2,899,438
Vertiv Holdings Co., Cl. A	14,395		628,486
W.W. Grainger, Inc.	3,197		2,513,449
Watsco, Inc.	15,173	[b]	5,799,576
Westinghouse Air Brake Technologies Corp.	15,160		1,767,050
Xylem, Inc.	16,498		1,734,435
			154,278,476
Commercial & Professional Services - 6.3%
ASGN, Inc.	10,582	[a]	944,338
Broadridge Financial Solutions, Inc.	38,683		7,497,539
CACI International, Inc., Cl. A	12,392	[a]	3,977,212
Cintas Corp.	8,377		4,634,575
Clarivate PLC	490,792	[a,b]	3,808,546
Copart, Inc.	216,928	[a]	10,894,124
Dun & Bradstreet Holdings, Inc.	15,875		168,116
Equifax, Inc.	40,101		8,730,389
FTI Consulting, Inc.	16,989	[a]	3,745,395
Jacobs Solutions, Inc.	11,481		1,460,154
Leidos Holdings, Inc.	11,726		1,258,434
Paychex, Inc.	23,210		2,830,924
Paycom Software, Inc.	6,917		1,256,542
RB Global, Inc.	31,701		2,018,720
Rentokil Initial PLC, ADR	144,334		3,947,535
Republic Services, Inc.	22,682		3,670,855
Robert Half, Inc.	22,617		1,854,142
Rollins, Inc.	74,416		3,031,708
Science Applications International Corp.	14,499		1,702,328
SS&C Technologies Holdings, Inc.	39,283		2,210,062
TransUnion	20,524	[b]	1,205,169
Veralto Corp.	18,468	[a]	1,426,653
Verisk Analytics, Inc.	46,283		11,174,105
Waste Connections, Inc.	74,062		10,034,660
			93,482,225
Consumer Discretionary Distribution - 4.9%
Advance Auto Parts, Inc.	1,891		96,044
AutoZone, Inc.	1,600	[a]	4,175,888
Bath & Body Works, Inc.	21,525		702,145
Best Buy Co., Inc.	18,641		1,322,393
Burlington Stores, Inc.	33,827	[a]	5,736,721
CarMax, Inc.	6,890	[a]	440,547
Chewy, Inc., Cl. A	66,116	[a]	1,151,741
Coupang, Inc.	45,530	[a]	695,698

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Consumer Discretionary Distribution - 4.9% (continued)
eBay, Inc.	36,801		1,509,209
Etsy, Inc.	21,430	[a]	1,624,608
Farfetch Ltd., Cl. A	338,435	[a,b]	395,969
Five Below, Inc.	3,867	[a]	728,775
Floor & Decor Holdings, Inc., Cl. A	1,850	[a,b]	169,663
Genuine Parts Co.	7,796		1,035,153
Kohl's Corp.	15,520		363,944
Lithia Motors, Inc.	1,297		346,286
LKQ Corp.	28,758		1,280,594
Macy's, Inc.	7,725		122,518
Ollie's Bargain Outlet Holdings, Inc.	84,395	[a]	6,183,622
O'Reilly Automotive, Inc.	11,124	[a]	10,927,995
Pool Corp.	19,248		6,685,215
RH	5,728	[a]	1,546,388
Ross Stores, Inc.	109,482		14,274,263
The Gap, Inc.	14,250		285,997
Tractor Supply Co.	9,328		1,893,677
Ulta Beauty, Inc.	12,994	[a]	5,535,314
Valvoline, Inc.	22,196	[a]	759,991
Victoria's Secret & Co.	12,270	[a,b]	330,676
Wayfair, Inc., Cl. A	5,085	[a]	283,743
Williams-Sonoma, Inc.	7,369	[b]	1,381,982
			71,986,759
Consumer Durables & Apparel - 3.0%
Capri Holdings Ltd.	7,530	[a]	364,753
Crocs, Inc.	2,277	[a]	240,474
D.R. Horton, Inc.	12,075		1,541,615
Deckers Outdoor Corp.	145	[a]	96,276
Garmin Ltd.	18,159		2,219,756
Hasbro, Inc.	73,814		3,425,708
Lululemon Athletica, Inc.	30,962	[a]	13,833,822
NVR, Inc.	618	[a]	3,804,031
Peloton Interactive, Inc., Cl. A	335,416	[a]	1,898,455
Polaris, Inc.	18,969		1,564,373
PulteGroup, Inc.	25,935		2,293,173
PVH Corp.	4,395		429,743
Ralph Lauren Corp.	12,520		1,619,838
Skechers USA, Inc., Cl. A	71,623	[a]	4,219,311
Tapestry, Inc.	30,675		971,477
Tempur Sealy International, Inc.	57,112	[b]	2,302,756
Toll Brothers, Inc.	20,085		1,725,101
Whirlpool Corp.	17,257		1,879,287
			44,429,949

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Consumer Services - 3.8%
ADT, Inc.	400,324		2,349,902
Aramark	192,014		5,378,312
Boyd Gaming Corp.	24,843		1,466,979
Bright Horizons Family Solutions, Inc.	205	[a]	17,925
Caesars Entertainment, Inc.	9,905	[a]	442,952
Carnival Corp.	57,165	[a]	860,905
Churchill Downs, Inc.	6,558		759,220
Darden Restaurants, Inc.	19,541		3,057,580
Domino's Pizza, Inc.	382		150,084
Doordash, Inc., Cl. A	9,185	[a]	863,206
DraftKings, Inc., Cl. A	17,180	[a]	656,963
Expedia Group, Inc.	102,411	[a]	13,946,330
Frontdoor, Inc.	49,693	[a]	1,705,961
H&R Block, Inc.	31,328		1,422,918
Hilton Worldwide Holdings, Inc.	19,703		3,300,647
Hyatt Hotels Corp., Cl. A	3,080		353,461
Marriott International, Inc., Cl. A	10,334		2,094,702
Marriott Vacations Worldwide Corp.	81		5,905
MGM Resorts International	25,510	[a]	1,006,114
Norwegian Cruise Line Holdings Ltd.	28,425	[a]	434,050
Planet Fitness, Inc., Cl. A	104,754	[a,b]	7,116,987
Restaurant Brands International, Inc.	36,670	[b]	2,606,504
Royal Caribbean Cruises Ltd.	15,572	[a]	1,673,367
Service Corp. International	20,820		1,275,641
The Wendy's Company	14,790		277,312
Travel + Leisure Co.	1,960		69,854
Wingstop, Inc.	508		122,103
Wyndham Hotels & Resorts, Inc.	33,110		2,560,727
Wynn Resorts Ltd.	4,135		349,077
			56,325,688
Consumer Staples Distribution - 1.0%
BJ's Wholesale Club Holdings, Inc.	2,450	[a]	158,221
Casey's General Stores, Inc.	3,018		831,157
Dollar Tree, Inc.	46,206	[a]	5,710,600
Grocery Outlet Holding Corp.	66,956	[a]	1,888,829
Performance Food Group Co.	7,445	[a]	484,297
The Kroger Company	25,875		1,145,486
US Foods Holding Corp.	80,093	[a]	3,510,476
Walgreens Boots Alliance, Inc.	16,335		325,720
			14,054,786
Energy - 4.9%
Antero Midstream Corp.	3,020		40,226
Antero Resources Corp.	207,779	[a]	4,909,818
Baker Hughes Co.	54,100		1,825,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Energy - 4.9% (continued)
Cheniere Energy, Inc.	13,569		2,471,593
Chesapeake Energy Corp.	21,200	[b]	1,702,572
Coterra Energy, Inc.	20,415		535,894
Devon Energy Corp.	76,835		3,455,270
Diamondback Energy, Inc.	25,412		3,923,867
DT Midstream, Inc.	6,740		386,135
EQT Corp.	281,221		11,237,591
Halliburton Co.	227,143		8,411,105
Hess Corp.	27,296		3,836,726
HF Sinclair Corp.	4,910		257,677
Marathon Oil Corp.	79,820		2,029,823
Marathon Petroleum Corp.	10,602		1,581,712
New Fortress Energy, Inc.	4,410		169,697
NOV, Inc.	253,055		4,762,495
ONEOK, Inc.	22,535		1,551,535
Phillips 66	14,881		1,918,012
Pioneer Natural Resources Co.	24,111		5,585,072
Range Resources Corp.	50,026		1,625,845
Targa Resources Corp.	22,185		2,006,633
TechnipFMC PLC	10,825		224,294
The Williams Companies, Inc.	24,340		895,469
Tidewater, Inc.	14,312	[a]	859,865
Valero Energy Corp.	32,982		4,134,624
Weatherford International PLC	18,646	[a]	1,691,006
			72,030,431
Equity Real Estate Investment - 4.5%
Alexandria Real Estate Equities, Inc.	20,175	[c]	2,207,145
American Homes 4 Rent, Cl. A	39,030	[c]	1,415,618
Americold Realty Trust, Inc.	1,850	[c]	52,226
AvalonBay Communities, Inc.	5,361	[c]	927,131
Boston Properties, Inc.	6,370	[c]	362,644
Brixmor Property Group, Inc.	74,580	[c]	1,604,962
Camden Property Trust	15,995	[c]	1,443,709
Cousins Properties, Inc.	8,220	[c]	168,674
CubeSmart	13,560	[c]	539,146
Digital Realty Trust, Inc.	48,620	[c]	6,747,484
EastGroup Properties, Inc.	8,260	[c]	1,435,175
EPR Properties	1,775	[c]	79,200
Equinix, Inc.	3,932	[c]	3,204,619
Equity Lifestyle Properties, Inc.	68,320	[c]	4,857,552
Equity Residential	79,091	[c]	4,495,532
Essex Property Trust, Inc.	10,201	[c]	2,177,505
Extra Space Storage, Inc.	17,749	[c]	2,310,387
Federal Realty Investment Trust	5,455	[c]	521,443

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Equity Real Estate Investment - 4.5% (continued)
Healthcare Realty Trust, Inc.	700	[c]	10,689
Host Hotels & Resorts, Inc.	61,889	[c]	1,081,201
Invitation Homes, Inc.	33,723	[c]	1,124,999
Iron Mountain, Inc.	6,610	[c]	424,031
Kilroy Realty Corp.	11,150	[c]	367,727
Kimco Realty Corp.	81,004	[c]	1,564,997
Lamar Advertising Co., Cl. A	37,543	[c]	3,802,730
Medical Properties Trust, Inc.	32,835	[b,c]	159,250
Mid-America Apartment Communities, Inc.	3,609	[c]	449,248
NNN REIT, Inc.	11,835	[c]	480,738
Omega Healthcare Investors, Inc.	6,270	[c]	199,072
Park Hotels & Resorts, Inc.	31,625	[c]	468,999
Rayonier, Inc.	24,799	[c]	760,833
Realty Income Corp.	31,106	[c]	1,678,480
Regency Centers Corp.	50,747	[c]	3,185,897
Rexford Industrial Realty, Inc.	24,501	[c]	1,205,939
Simon Property Group, Inc.	31,857	[c]	3,978,621
Spirit Realty Capital, Inc.	23,674	[c]	977,736
UDR, Inc.	18,120	[c]	605,208
Ventas, Inc.	6,545	[c]	300,023
VICI Properties, Inc.	112,661	[c]	3,367,437
Vornado Realty Trust	9,040	[a,b,c]	212,802
Welltower, Inc.	42,982	[c]	3,829,696
Weyerhaeuser Co.	27,897	[c]	874,571
			65,661,076
Financial Services - 7.4%
Affirm Holdings, Inc.	10,005	[a]	344,272
Ally Financial, Inc.	24,360		711,799
Ameriprise Financial, Inc.	24,372		8,615,746
Apollo Global Management, Inc.	17,090		1,572,280
Ares Management Corp., Cl. A	96,999		10,888,138
Block, Inc.	114,025	[a]	7,232,606
Blue Owl Capital, Inc.	22,135		298,380
Coinbase Global, Inc., Cl. A	8,685	[a,b]	1,083,193
Credit Acceptance Corp.	201	[a]	91,857
Discover Financial Services	41,962		3,902,466
Equitable Holdings, Inc.	34,810		1,068,319
Euronet Worldwide, Inc.	39,353	[a]	3,432,369
Evercore, Inc., Cl. A	22,689		3,347,762
Fidelity National Information Services, Inc.	47,309		2,774,200
Fiserv, Inc.	54,237	[a]	7,083,895
FLEETCOR Technologies, Inc.	1,295	[a]	311,447

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Financial Services - 7.4% (continued)
Franklin Resources, Inc.	13,315		330,212
Global Payments, Inc.	91,064		10,603,492
Interactive Brokers Group, Inc., Cl. A	745		57,991
Intercontinental Exchange, Inc.	43,553		4,958,074
Invesco Ltd.	43,145		615,679
Jack Henry & Associates, Inc.	8,174		1,297,132
Janus Henderson Group PLC	7,975		208,865
Jefferies Financial Group, Inc.	5,100		180,744
KKR & Co., Inc.	19,560		1,483,430
LPL Financial Holdings, Inc.	33,843		7,523,299
MGIC Investment Corp.	41,290		726,291
MSCI, Inc.	3,319		1,728,701
Nasdaq, Inc.	49,192		2,746,881
Northern Trust Corp.	12,025		952,981
OneMain Holdings, Inc.	2,250		95,175
Raymond James Financial, Inc.	46,117		4,849,203
Robinhood Markets, Inc., Cl. A	33,875	[a]	298,100
Rocket Cos, Inc., CI. A	98,221	[a]	917,384
Shift4 Payments, Inc., Cl. A	5,310	[a,b]	349,504
SLM Corp.	121,648		1,828,369
SoFi Technologies, Inc.	45,520	[a,b]	331,841
Starwood Property Trust, Inc.	43,790	[b,c]	870,107
State Street Corp.	14,635		1,065,721
Synchrony Financial	27,787		899,187
T. Rowe Price Group, Inc.	13,812		1,382,996
Toast, Inc., Cl. A	18,225	[a]	271,006
Tradeweb Markets, Inc., Cl. A	29,296		2,838,782
Voya Financial, Inc.	82,587		5,905,796
WEX, Inc.	1,437	[a]	253,745
XP, Inc., Cl. A	9,800		228,242
			108,557,659
Food, Beverage & Tobacco - 1.5%
Brown-Forman Corp., Cl. B	15,817		929,091
Bunge Global SA	12,935		1,421,168
Celsius Holdings, Inc.	38,529	[a,b]	1,907,571
Coca-Cola Europacific Partners PLC	18,553		1,125,054
Conagra Brands, Inc.	139,357		3,942,410
Constellation Brands, Inc., Cl. A	6,988		1,680,544
Freshpet, Inc.	8,280	[a,b]	587,466
Ingredion, Inc.	4,980		510,400
Lamb Weston Holdings, Inc.	12,021		1,202,461
McCormick & Co., Inc.	19,380		1,256,405
Molson Coors Beverage Co., Cl. B	55,718		3,428,886
The J.M. Smucker Company	1,779		195,210

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Food, Beverage & Tobacco - 1.5% (continued)
Tyson Foods, Inc., Cl. A	93,930		4,399,681
			22,586,347
Health Care Equipment & Services - 6.2%
Acadia Healthcare Co., Inc.	430	[a]	31,386
agilon health, Inc.	18,125	[a,b]	192,487
Align Technology, Inc.	28,517	[a]	6,096,935
AMN Healthcare Services, Inc.	15,505	[a]	1,051,238
Baxter International, Inc.	84,309		3,041,869
Cencora, Inc.	33,308		6,773,848
Centene Corp.	97,742	[a]	7,201,631
Certara, Inc.	7,930	[a]	114,271
DaVita, Inc.	4,865	[a]	493,603
Dentsply Sirona, Inc.	10,956		347,853
DexCom, Inc.	99,978	[a]	11,549,459
Encompass Health Corp.	66,770		4,351,401
Envista Holdings Corp.	10,990	[a]	249,363
HealthEquity, Inc.	13,382	[a]	896,862
Henry Schein, Inc.	14,299	[a]	954,172
Humana, Inc.	1,724		835,899
IDEXX Laboratories, Inc.	17,972	[a]	8,371,717
Inspire Medical Systems, Inc.	22,084	[a]	3,209,026
Insulet Corp.	4,489	[a]	848,825
Laboratory Corp. of America Holdings	18,753		4,067,713
Masimo Corp.	1,792	[a]	168,018
Molina Healthcare, Inc.	11,213	[a]	4,099,024
Penumbra, Inc.	1,981	[a]	439,960
Quest Diagnostics, Inc.	10,071		1,382,043
QuidelOrtho Corp.	2,335	[a]	160,485
R1 RCM, Inc.	131,550	[a]	1,391,799
ResMed, Inc.	12,592		1,986,136
Shockwave Medical, Inc.	11,159	[a]	1,947,803
Steris PLC	32,873		6,605,501
Tenet Healthcare Corp.	1,680	[a]	115,937
The Cooper Companies, Inc.	11,158	[a]	3,759,353
Veeva Systems, Inc., Cl. A	10,500	[a]	1,830,255
Zimmer Biomet Holdings, Inc.	53,940		6,273,761
			90,839,633
Household & Personal Products - .6%
Church & Dwight Co., Inc.	66,739		6,448,990
Coty, Inc., Cl. A	73,520	[a]	838,128
Kenvue, Inc.	60,101		1,228,464
The Clorox Company	4,322		619,559
			9,135,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Insurance - 4.1%
Aflac, Inc.	20,370		1,684,803
American Financial Group, Inc.	9,016		1,031,340
Arch Capital Group Ltd.	51,233	[a]	4,287,690
Arthur J. Gallagher & Co.	8,654		2,154,846
Assurant, Inc.	33,610		5,647,152
Assured Guaranty Ltd.	22,525		1,529,673
Cincinnati Financial Corp.	14,518		1,492,305
Everest Group Ltd.	10,760		4,417,518
Fidelity National Financial, Inc.	27,130		1,216,509
First American Financial Corp.	45,213		2,694,695
Globe Life, Inc.	19,427		2,392,047
Kinsale Capital Group, Inc.	247		86,475
Markel Group, Inc.	3,863	[a]	5,559,205
Old Republic International Corp.	41,500		1,216,365
Principal Financial Group, Inc.	20,960		1,547,477
Prudential Financial, Inc.	590		57,690
Reinsurance Group of America, Inc.	34,926		5,695,034
RenaissanceRe Holdings Ltd.	22,716		4,869,402
Ryan Specialty Holdings, Inc.	76,211	[a]	3,495,799
The Allstate Corp.	624		86,031
The Hanover Insurance Group, Inc.	1,750		217,525
The Hartford Financial Services Group, Inc.	44,150		3,450,764
The Travelers Companies, Inc.	8,282		1,495,895
Unum Group	23,000		989,000
W.R. Berkley Corp.	32,492		2,357,295
White Mountains Insurance Group Ltd.	28	[a]	42,894
			59,715,429
Materials - 4.2%
Albemarle Corp.	7,470		905,887
Alcoa Corp.	55,033		1,478,186
Ashland, Inc.	9,860		788,011
Avery Dennison Corp.	20,940		4,072,830
Axalta Coating Systems Ltd.	48,344	[a]	1,521,386
Ball Corp.	13,165		727,893
Celanese Corp.	9,922		1,375,785
CF Industries Holdings, Inc.	64,713		4,863,182
Cleveland-Cliffs, Inc.	13,085	[a]	224,539
Corteva, Inc.	94,492		4,271,038
CRH PLC	57,508		3,608,627
DuPont de Nemours, Inc.	43,504		3,112,276
Eastman Chemical Co.	5,938		497,783
FMC Corp.	20,247		1,086,454
Freeport-McMoRan, Inc.	130,155		4,857,385

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Materials - 4.2% (continued)
Huntsman Corp.	32,120		790,152
International Flavors & Fragrances, Inc.	12,210		920,390
LyondellBasell Industries NV, Cl. A	6,330		601,983
Martin Marietta Materials, Inc.	5,070		2,355,471
Newmont Corp.	148,479		5,967,371
Nucor Corp.	4,259		723,902
Olin Corp.	17,040		803,266
Packaging Corp. of America	15,261		2,564,001
PPG Industries, Inc.	19,879		2,822,619
Reliance Steel & Aluminum Co.	5,019		1,381,530
Royal Gold, Inc.	8,690		1,058,442
Sealed Air Corp.	23,140		772,413
Sonoco Products Co.	11,905		656,680
SSR Mining, Inc.	14,615		172,457
Steel Dynamics, Inc.	14,217		1,693,671
Teck Resources Ltd., Cl. B	33,539		1,262,743
The Chemours Company	485		13,304
The Mosaic Company	27,740		995,589
The Scotts Miracle-Gro Company	2,440	[b]	135,810
United States Steel Corp.	10,865		390,053
Vulcan Materials Co.	6,769		1,445,588
WestRock Co.	12,296		506,226
			61,424,923
Media & Entertainment - 2.5%
Atlanta Braves Holdings, Inc., CI. C	2,190	[a]	78,731
Electronic Arts, Inc.	5,635		777,686
Fox Corp., Cl. A	15,060	[a]	444,872
IAC, Inc.	13,255	[a]	633,987
Liberty Broadband Corp., Cl. A	1,217	[a]	100,938
Liberty Broadband Corp., Cl. C	5,601	[a]	465,555
Liberty Media Corp-Liberty Formula One, Cl. C	89,913	[a]	5,723,862
Liberty Media Corp-Liberty Live, Cl. C	3,937	[a]	134,842
Liberty Media Corp-Liberty SiriusXM	20,420	[a]	551,136
Live Nation Entertainment, Inc.	45,182	[a]	3,805,228
Match Group, Inc.	24,767	[a]	801,955
News Corporation, Cl. A	38,225		842,479
Nexstar Media Group, Inc.	2,490	[b]	353,406
Omnicom Group, Inc.	23,400		1,886,742
Paramount Global, Cl. B	27,661	[b]	397,489
Pinterest, Inc., Cl. A	18,392		626,615
Roblox Corp., CI. A	15,860	[a]	623,457
Roku, Inc.	3,690	[a]	384,498
Spotify Technology SA	20,505	[a]	3,795,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Media & Entertainment - 2.5% (continued)
Take-Two Interactive Software, Inc.	20,467	[a]	3,237,879
TEGNA, Inc.	1,351		20,711
The Interpublic Group of Companies, Inc.	88,269		2,713,389
The Trade Desk, Inc., Cl. A	50,104	[a]	3,530,328
Warner Bros Discovery, Inc.	86,224	[a]	901,041
Warner Music Group Corp., Cl. A	133,686		4,426,343
ZoomInfo Technologies, Inc.	1,080	[a]	15,520
			37,274,370
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
10X Genomics, Inc., CI. A	43,956	[a]	1,912,965
Agilent Technologies, Inc.	22,884		2,924,575
Alnylam Pharmaceuticals, Inc.	21,453	[a]	3,609,467
Apellis Pharmaceuticals, Inc.	6,030	[a]	324,836
Avantor, Inc.	125,183	[a]	2,651,376
Biogen, Inc.	2,478	[a]	580,050
BioMarin Pharmaceutical, Inc.	51,269	[a]	4,669,581
Bio-Techne Corp.	63,570		3,998,553
Catalent, Inc.	5,325	[a]	206,876
Charles River Laboratories International, Inc.	8,259	[a]	1,627,684
Elanco Animal Health, Inc.	47,987	[a]	565,287
Exact Sciences Corp.	8,410	[a]	538,240
Exelixis, Inc.	1,630	[a]	35,550
Fortrea Holdings, Inc.	36,815	[a]	1,083,834
ICON PLC	13,641	[a]	3,641,329
Illumina, Inc.	36,363	[a]	3,707,208
Incyte Corp.	14,730	[a]	800,428
Ionis Pharmaceuticals, Inc.	11,845	[a]	585,972
IQVIA Holdings, Inc.	10,343	[a]	2,214,436
Karuna Therapeutics, Inc.	1,235	[a]	236,144
Mettler-Toledo International, Inc.	1,752	[a]	1,913,061
Moderna, Inc.	5,686	[a]	441,802
Natera, Inc.	7,575	[a]	423,821
Neurocrine Biosciences, Inc.	61,995	[a]	7,227,997
QIAGEN NV	10,641	[a]	437,984
Repligen Corp.	40,228	[a,b]	6,325,853
Roivant Sciences Ltd.	19,470	[a,b]	186,133
Sarepta Therapeutics, Inc.	99,996	[a]	8,127,675
Seagen, Inc.	6,474	[a]	1,380,322
Sotera Health Co.	1,730	[a]	23,615
Ultragenyx Pharmaceutical, Inc.	5,430	[a]	210,955
United Therapeutics Corp.	17,195	[a]	4,126,800
Viatris, Inc.	45,179		414,743
Waters Corp.	4,032	[a]	1,131,420

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.7% (continued)
West Pharmaceutical Services, Inc.	4,337		1,521,246
			69,807,818
Real Estate Management & Development - 1.7%
CBRE Group, Inc., Cl. A	17,108	[a]	1,350,848
CoStar Group, Inc.	245,986	[a]	20,426,677
Zillow Group, Inc., Cl. C	67,043	[a]	2,744,740
			24,522,265
Semiconductors & Semiconductor Equipment - 2.6%
Enphase Energy, Inc.	5,630	[a,b]	568,743
First Solar, Inc.	6,921	[a]	1,091,995
Lattice Semiconductor Corp.	8,295	[a]	485,672
Marvell Technology, Inc.	28,125		1,567,406
Microchip Technology, Inc.	42,696		3,562,554
MKS Instruments, Inc.	56,117	[b]	4,632,458
Monolithic Power Systems, Inc.	5,221		2,864,867
NVIDIA Corp.	13,020		6,089,454
NXP Semiconductors NV	6,692		1,365,703
ON Semiconductor Corp.	10,785	[a]	769,294
Qorvo, Inc.	29,148	[a]	2,812,782
Rambus, Inc.	64,226	[a]	4,346,173
Skyworks Solutions, Inc.	46,078		4,466,341
Teradyne, Inc.	31,484		2,903,769
Universal Display Corp.	1,947		329,432
Wolfspeed, Inc.	7,760	[a,b]	286,034
			38,142,677
Software & Services - 10.9%
Akamai Technologies, Inc.	67,262	[a]	7,770,779
Alteryx, Inc., Cl. A	65	[a]	2,603
Ansys, Inc.	42,612	[a]	12,500,656
AppLovin Corp., Cl. A	29,935	[a]	1,121,964
Bill Holdings, Inc.	31,738	[a]	2,077,887
BlackLine, Inc.	17,924	[a]	1,036,903
Cadence Design Systems, Inc.	18,737	[a]	5,120,260
CCC Intelligent Solutions Holdings, Inc.	2,685	[a]	31,361
Check Point Software Technologies Ltd.	20,563	[a]	3,002,198
Cloudflare, Inc., Cl. A	10,200	[a]	786,930
Cognizant Technology Solutions Corp., Cl. A	64,877		4,566,043
Confluent, Inc., Cl. A	92,198	[a]	1,956,442
CrowdStrike Holdings, Inc., CI. A	8,610	[a]	2,040,484
Datadog, Inc., Cl. A	10,558	[a]	1,230,746
Dolby Laboratories, Inc., Cl. A	34,389		2,961,925
DoubleVerify Holdings, Inc.	103,369	[a]	3,431,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Software & Services - 10.9% (continued)
DXC Technology Co.	14,045	[a]	324,861
Dynatrace, Inc.	80,255	[a]	4,297,655
Elastic NV	3,075	[a]	247,107
EPAM Systems, Inc.	16,968	[a]	4,380,968
Fair Isaac Corp.	686	[a]	746,094
Five9, Inc.	4,235	[a]	322,792
Gartner, Inc.	26,179	[a]	11,383,676
Gen Digital, Inc.	122,006		2,693,892
Gitlab, Inc., Cl. A	2,195	[a]	106,106
Globant SA	1,159	[a]	255,907
Guidewire Software, Inc.	8,140	[a]	813,512
HubSpot, Inc.	27,012	[a]	13,342,037
Informatica, Inc., Cl. A	1,640	[a]	41,148
Intuit, Inc.	15,664		8,951,349
Kyndryl Holdings, Inc.	33,080	[a]	596,432
Manhattan Associates, Inc.	1,622	[a]	361,787
MongoDB, Inc.	14,299	[a]	5,944,666
nCino, Inc.	855	[a]	23,624
Nutanix, Inc., Cl. A	7,170	[a]	308,955
Okta, Inc.	6,807	[a]	456,409
Palantir Technologies, Inc., Cl. A	84,685	[a]	1,697,934
Pegasystems, Inc.	135		7,017
Procore Technologies, Inc.	4,345	[a]	256,746
PTC, Inc.	744	[a]	117,076
RingCentral, Inc., Cl. A	3,375	[a]	96,052
Roper Technologies, Inc.	23,824		12,823,268
SentinelOne, Inc., Cl. A	2,075	[a]	39,612
ServiceNow, Inc.	14,352	[a]	9,841,740
Shopify, Inc., Cl. A	143,646	[a]	10,460,302
Smartsheet, Inc., Cl. A	6,545	[a]	277,377
Splunk, Inc.	10,004	[a]	1,516,006
Teradata Corp.	1,775	[a]	83,869
Twilio, Inc., Cl. A	103,835	[a]	6,716,048
Tyler Technologies, Inc.	17,828	[a]	7,288,800
UiPath, Inc., Cl. A	43,165	[a,b]	852,940
Unity Software, Inc.	7,262	[a,b]	214,302
Verisign, Inc.	7,681	[a]	1,629,908
Zoom Video Communications, Inc., CI. A	8,840	[a]	599,617
Zscaler, Inc.	6,681	[a]	1,319,698
			161,076,321
Technology Hardware & Equipment - 3.4%
Amphenol Corp., Cl. A	189,267		17,221,404
CDW Corp.	9,649		2,034,781
Cognex Corp.	20,671		779,297

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Technology Hardware & Equipment - 3.4% (continued)
Coherent Corp.	1,975	[a]	72,660
Corning, Inc.	6,635		189,031
Dell Technologies, Inc., Cl. C	47,469		3,601,473
F5, Inc.	4,082	[a]	698,798
Flex Ltd.	49,261	[a]	1,253,692
Hewlett Packard Enterprise Co.	20,315		343,527
HP, Inc.	10,460		306,896
Jabil, Inc.	14,091		1,624,974
Keysight Technologies, Inc.	61,838	[a]	8,403,166
NetApp, Inc.	28,190		2,576,284
Pure Storage, Inc., Cl. A	27,470	[a]	915,026
TE Connectivity Ltd.	19,418		2,543,758
Trimble, Inc.	74,996	[a]	3,479,814
Viasat, Inc.	3,650	[a,b]	74,643
Zebra Technologies Corp., Cl. A	14,430	[a]	3,419,621
			49,538,845
Telecommunication Services - .0%
Frontier Communications Parent, Inc.	15,720	[a]	344,111
Iridium Communications, Inc.	1,420		54,102
			398,213
Transportation - 1.9%
Alaska Air Group, Inc.	54,305	[a]	2,053,272
American Airlines Group, Inc.	12,965	[a]	161,155
Expeditors International of Washington, Inc.	30,762		3,701,899
GXO Logistics, Inc.	4,345	[a]	244,450
J.B. Hunt Transport Services, Inc.	18,641		3,453,618
Knight-Swift Transportation Holdings, Inc.	53,415		2,872,659
Landstar System, Inc.	18,739		3,235,288
Lyft, Inc., Cl. A	253,072	[a]	2,968,535
Norfolk Southern Corp.	26,800		5,846,688
Old Dominion Freight Line, Inc.	1,096		426,410
Ryder System, Inc.	8,455		905,869
Southwest Airlines Co.	6,290		160,835
United Airlines Holdings, Inc.	31,825	[a]	1,253,905
XPO, Inc.	735	[a]	63,416
			27,347,999
Utilities - 3.9%
Ameren Corp.	38,855		3,014,759
American Electric Power Co., Inc.	29,504		2,347,043
American Water Works Co., Inc.	26,461		3,488,618
Brookfield Renewable Corp., Cl. A	385		10,218
CenterPoint Energy, Inc.	154,996		4,381,737

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Utilities - 3.9% (continued)
Clearway Energy, Inc., Cl. C	3,465		86,521
CMS Energy Corp.	30,975		1,758,141
Constellation Energy Corp.	72,746		8,805,176
Dominion Energy, Inc.	68,130		3,089,014
DTE Energy Co.	36,111		3,759,516
Edison International	11,110		744,259
Entergy Corp.	32,907		3,337,099
Essential Utilities, Inc.	1,475		52,525
Eversource Energy	37,690		2,239,163
Exelon Corp.	89,489		3,446,221
FirstEnergy Corp.	48,437		1,789,263
IDACORP, Inc.	1,090		105,185
NiSource, Inc.	39,240		1,006,114
NRG Energy, Inc.	26,065		1,246,950
OGE Energy Corp.	40,068		1,404,383
Pinnacle West Capital Corp.	19,345		1,449,714
Public Service Enterprise Group, Inc.	5,000		312,150
The AES Corp.	51,305		882,959
UGI Corp.	7,740		170,203
Vistra Corp.	149,789		5,304,028
WEC Energy Group, Inc.	11,365		950,341
Xcel Energy, Inc.	42,585		2,590,871
			57,772,171
Total Common Stocks (cost $741,615,063)			1,424,339,234

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell Mid-Cap Growth ETF	42,859	[b]	4,167,609
SPDR S&P MidCap 400 ETF Trust	12,237	[b]	5,737,073
Total Exchange-Traded Funds (cost $9,157,461)			9,904,682

Escrow Shares - .0%
Telecommunication Services - .0%
GCI Liberty, Inc. (cost $0)	9,830		8,847
	Number of Rights
Rights - .0%
Health Care Equipment & Services - .0%
Abiomed, Inc. expiring 12/31/2049 (cost $0)	40,585	[d]	41,397

	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $34,935,423)	5.41	34,935,423	[e]	34,935,423

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,177,028)	5.41	15,177,028	[e]	15,177,028
Total Investments (cost $800,884,975)		100.9%		1,484,406,611
Liabilities, Less Cash and Receivables		(.9%)		(12,830,894)
Net Assets		100.0%		1,471,575,717

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $44,440,632 and the value of the collateral was $45,641,522, consisting of cash collateral of $15,177,028 and U.S. Government & Agency securities valued at $30,464,494. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at November 30, 2023. These securities were valued at $41,397 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,424,339,234	-		-	1,424,339,234
Escrow Shares	-	8,847	††	-	8,847
Exchange-Traded Funds	9,904,682	-		-	9,904,682
Investment Companies	50,112,451	-		-	50,112,451
Rights	-	-		41,397	41,397

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $683,521,636, consisting of $717,262,239 gross unrealized appreciation and $33,740,603 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.